Generated and operated energy termal units remuneration (Details)	12 Months Ended
Dec. 31, 2021
Minimum Remuneration To Thermal Power Generator 3 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Generated energy
SRRYME No. 1/19 (US$ / MW-month)	Between 4 and 7
SE No. 31/20 ($ / MW-month)	Between 240 and 420
SE No. 440/21 ($ / MW-month)	Between 310 and 542
Minimum Remuneration To Thermal Power Generator 1 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Operated energy
SRRYME No. 1/19 (US$ / MW-month)	1.4
SE No. 31/20 ($ / MW-month)	84
SE No. 440/21 ($ / MW-month)	108